Financial Assets and Liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade and other payables	$ 18,921	$ 21,805
Trade and other payables	$ 18,921	$ 21,805